LONG-TERM LOANS FROM BANKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt	$ 10,116
Less - current maturities	5,101	$ 4,836
Long-term loans from banks	5,015	10,182
Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Long-term Debt	10,116	15,018
Less - current maturities	5,101	4,836
Long-term loans from banks	5,015	10,182
In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 245	$ 662
Minimum [Member] | In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate		10.00%
Maximum [Member] | In Other Currencies [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	17.00%	17.00%
In or Linked to Dollars [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	3.71%	3.71%
Long-term Debt	$ 9,871	$ 14,356
In or Linked to Dollars [Member] | Minimum [Member] | Long-term Loans from Banks [Member]
Debt Instrument [Line Items]
Interest Rate	10.00%